Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 10,774,551	¥ 6,269,815
Less than 12 months Gross unrealized losses, available-for-sale securities		6,663	22,388
12 months or more Fair value, available-for-sale securities		2,953,626	3,293,501
12 months or more Gross unrealized losses, available-for-sale securities		31,779	49,029
Total Fair value, available-for-sale securities		13,728,177	9,563,316
Total Gross unrealized losses, available-for-sale securities		38,442	71,417
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,019,722	3,706,134
Less than 12 months Gross unrealized losses, available-for-sale securities		2,448	11,369
12 months or more Fair value, available-for-sale securities		675,435	1,419,222
12 months or more Gross unrealized losses, available-for-sale securities		508	26,127
Total Fair value, available-for-sale securities		9,695,157	5,125,356
Total Gross unrealized losses, available-for-sale securities		2,956	37,496
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		108,071	146,484
Less than 12 months Gross unrealized losses, available-for-sale securities		369	1,596
12 months or more Fair value, available-for-sale securities		456,471	322,224
12 months or more Gross unrealized losses, available-for-sale securities		7,205	4,032
Total Fair value, available-for-sale securities		564,542	468,708
Total Gross unrealized losses, available-for-sale securities		7,574	5,628
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		113,185	65,288
Less than 12 months Gross unrealized losses, available-for-sale securities		252	765
12 months or more Fair value, available-for-sale securities		0	293,149
12 months or more Gross unrealized losses, available-for-sale securities		0	6,524
Total Fair value, available-for-sale securities		113,185	358,437
Total Gross unrealized losses, available-for-sale securities		252	7,289
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		865,375	475,493
Less than 12 months Gross unrealized losses, available-for-sale securities		1,196	674
12 months or more Fair value, available-for-sale securities		107,238	250,130
12 months or more Gross unrealized losses, available-for-sale securities		559	1,587
Total Fair value, available-for-sale securities		972,613	725,623
Total Gross unrealized losses, available-for-sale securities		1,755	2,261
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	130,779	142,776
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	1,125	2,361
12 months or more Fair value, available-for-sale securities	[1]	307,777	238,858
12 months or more Gross unrealized losses, available-for-sale securities	[1]	17,100	8,946
Total Fair value, available-for-sale securities	[1]	438,556	381,634
Total Gross unrealized losses, available-for-sale securities	[1]	18,225	11,307
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		645	16,230
Less than 12 months Gross unrealized losses, available-for-sale securities		0	265
12 months or more Fair value, available-for-sale securities		25,220	22,017
12 months or more Gross unrealized losses, available-for-sale securities		766	601
Total Fair value, available-for-sale securities		25,865	38,247
Total Gross unrealized losses, available-for-sale securities		767	866
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		18,594	105,346
Less than 12 months Gross unrealized losses, available-for-sale securities		214	304
12 months or more Fair value, available-for-sale securities		138,724	43,653
12 months or more Gross unrealized losses, available-for-sale securities		576	147
Total Fair value, available-for-sale securities		157,318	148,999
Total Gross unrealized losses, available-for-sale securities		789	451
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		314,933	1,177,725
Less than 12 months Gross unrealized losses, available-for-sale securities		893	3,775
12 months or more Fair value, available-for-sale securities		1,217,858	635,289
12 months or more Gross unrealized losses, available-for-sale securities		5,016	763
Total Fair value, available-for-sale securities		1,532,791	1,813,014
Total Gross unrealized losses, available-for-sale securities		5,909	4,538
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		203,248	434,339
Less than 12 months Gross unrealized losses, available-for-sale securities		166	1,279
12 months or more Fair value, available-for-sale securities		24,902	68,959
12 months or more Gross unrealized losses, available-for-sale securities		48	302
Total Fair value, available-for-sale securities		228,150	503,298
Total Gross unrealized losses, available-for-sale securities		¥ 214	¥ 1,581

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥438,556 million at March 31, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.